UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        Chief Financial Officer
Phone:                        1 441 292 1962
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           24
Form 13F Information Table Value Total:           $71,788,301.61

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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
        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARNIVAL CORP                  PAIRED CTF       143658300   3628.8   168000 SH       OTHER   LLC                 0   168000        0
CARNIVAL CORP                  PAIRED CTF       143658300  11145.6   516000 SH       OTHER   LLP                 0   516000        0
CHINA HLDGS ACQUISITION CORP   COM              16942N106 5976.798   640600 SH       OTHER   LLP                 0   640600        0
COLUMBUS ACQUISITION CORP      COM              198851107 2966.287   375000 SH       OTHER   LLP                 0   375000        0
DISCOVERY LABORATORIES INC N   COM              254668106 57.25216    46928 SH       OTHER   LLC                 0    46928        0
DISCOVERY LABORATORIES INC N   COM              254668106   93.845   500000 SH       OTHER   LLC                 0   500000        0
GEOEYE INC                     COM              37250W108  118.342     5992 SH       OTHER   LLC                 0     5992        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7 5796.230  8438000 SH       OTHER   LLC                 0  8438000        0
LENNAR CORP                    CL B             526057302 2015.284   354180 SH       OTHER   LLP                 0   354180        0
LIBERTY GLOBAL INC             COM SER A        530555101    10192   700000 SH       OTHER   LLP                 0   700000        0
LOEWS CORP                     COM              540424108     7293   330000 SH       OTHER   LLP                 0   330000        0
MBF HEALTHCARE ACQUISITION C   COM              552650103 7711.286   942700 SH       OTHER   LLP                 0   942700        0
MIRANT CORP NEW                COM              60467R100      114    10000 SH       OTHER   LLC                 0    10000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118  89.8425   108900 SH       OTHER   LLC                 0   108900        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126  116.865   111300 SH       OTHER   LLC                 0   111300        0
RAYTHEON CO                    W EXP 06/16/201  755111119  1260.65   190000 SH       OTHER   LLC                 0   190000        0
RAYTHEON CO                    COM NEW          755111507  1401.84    36000 SH       OTHER   LLC                 0    36000        0
SPDR SERIES TRUST              PUT              78464A956        0      107 SH  PUT  OTHER   LLC                 0      107        0
SANTA MONICA MEDIA CORP        COM              802501106     3980   500000 SH       OTHER   LLP                 0   500000        0
TELEPHONE & DATA SYS INC SPL   COM              879433860 3793.152   160387 SH       OTHER   LLP                 0   160387        0
VICTORY ACQUISITION CORP       COM              92644D100     3960   400000 SH       OTHER   LLP                 0   400000        0
ZIOPHARM ONCOLOGY INC          COM              98973P101 77.22574   122600 SH       OTHER   LLC                 0   122600        0
SEAGATE TECHNOLOGY SHS                          G7945J104        0    15000 SH       OTHER   LLC                 0    15000        0
SEAGATE TECHNOLOGY SHS                          G7945J104        0    10000 SH       OTHER   LLP                 0    10000        0